Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of balances in foreign currencies
Balances in foreign currencies at December 31, 2018 are as follows:

	US dollars $	British pounds £	Euro €
Cash and cash equivalents	8,889,796	26,936	31,499
Accounts payable	(304,801)	(32,735)	(661)
	8,584,995	(5,799)	30,838